Earnings per Share	6 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings per Share [Text Block]
Earnings per Share

The following table presents the calculations of earnings per share:

	Three Months		Six Months
Periods Ended December 31,	2011	2010	2011	2010
(In thousands except per share data)
Earnings from continuing operations	$31,594	$41,097	$53,221	$67,159
Basic average shares outstanding	44,838	45,571	44,923	45,527
Dilutive effect of stock options and equivalents	206	341	192	322
Diluted average shares outstanding	45,044	45,912	45,115	45,849
Earning per share from continuing operations
Basic earnings per share	$0.70	$0.90	$1.18	$1.48
Diluted earnings per share	0.70	0.89	1.18	1.47

For the three months ended December 31, 2011 and 2010, antidilutive options excluded from the above calculations totaled 5,770,000 (with a weighted average exercise price of $38.69) and 5,985,000 (with a weighted average exercise price of $39.01), respectively. For the six months ended December 31, 2011 and 2010, antidilutive options excluded from the above calculations totaled 5,781,000 (with a weighted average exercise price of $38.82) and 5,975,000 (with a weighted average exercise price of $39.08), respectively.

In the six months ended December 31, 2011 and 2010, options were exercised to purchase 6,000 and 164,550 common shares, respectively.